                      SEMIANNUAL REPORT FEBRUARY 28, 1999

                                  OPPENHEIMER

                        MAIN STREET GROWTH & INCOME FUND
                                    [PHOTO]

                               [OPPENHEIMER LOGO]

                                OPPENHEIMERFUNDS
                            THE RIGHT WAY TO INVEST

CONTENTS

 3 President's Letter

 4 An Interview with Your Fund's Managers

11 Financial Statements

38 Officers and Directors

40 Information and Services


REPORT HIGHLIGHTS
-------------------------------------------------------------------------------
- STOCKS PERFORMED WELL over the past six months amid heightened volatility caused primarily by economic weakness overseas.

- THE FUND'S FOCUS ON HIGH-QUALITY, LARGE-CAP STOCKS positioned the portfolio to avoid the brunt of last year's correction.

- THE FUND BENEFITED from its security selection strategy, which emphasized stocks in the telecommunications, retailing and healthcare industries.

 CUMULATIVE TOTAL RETURNS

For the 6-Month Period
Ended 2/28/99

CLASS A

Without         With
Sales Chg.(1)   Sales Chg.(2)
-----------------------------
27.12%           19.81%
-----------------------------

CLASS B

Without         With
Sales Chg.(1)   Sales Chg.(2)
-----------------------------
26.69%           21.69%
-----------------------------

CLASS C

Without         With
Sales Chg.(1)   Sales Chg.(2)
-----------------------------
26.66%           25.66%
-----------------------------

CLASS Y

Without         With
Sales Chg.(1)   Sales Chg.(2)
-----------------------------
27.15%           27.15%
-----------------------------



Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE THE STOCK MARKET CAN BE VOLATILE, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL SHORT-TERM CHANGES. FOR UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT 1-800-525-7048 OR VISIT OUR WEBSITE, WWW.OPPENHEIMERFUNDS.COM.

1. Includes changes in net asset value per share without deducting any sales charges.

2. Class A return includes the current maximum initial sales charge of 5.75%. Class B return includes the applicable contingent deferred sales charge of 5%. Class C return includes the contingent deferred sales charge of 1%. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.



                 2 Oppenheimer Main Street Growth & Income Fund

[PHOTO]
JAMES C. SWAIN
Chairman
Oppenheimer Main Street
Growth & Income Fund

[PHOTO]
BRIDGET A. MACASKILL
President
Oppenheimer Main Street
Growth & Income Fund

DEAR SHAREHOLDER,
-------------------------------------------------------------------------------
Contrary to what many analysts had expected, the U.S. economy appears to have picked up steam over the past few months. The fourth quarter of 1998 posted the fastest rate of economic growth in two years, and early indications suggest that the first quarter of 1999 may follow suit.

   With respect to the U.S. bond market, stronger-than-expected economic growth has triggered concerns that the Federal Reserve may raise key interest rates to forestall an acceleration of inflation. As a result, yields of longer term taxable bonds have risen from their October 1998 lows, when investors had bid up prices during the global "flight to quality." At the same time, tax-exempt bond prices and yields have remained relatively stable.

   In the U.S. stock market, it might appear at first glance that prices are rising as rapidly as the economy is growing. However, a closer look reveals that, with the exception of large-cap growth companies and the technology industry, most stock prices remained relatively flat. What's more, the disparity in valuations between large companies, which have led the market's advance, and smaller ones, which have lagged, has become historically wide.

   What do these observations mean for your investments? In our view, actively managed portfolios that are closely monitored by expert money managers are likely to provide better returns than passive index investing in 1999. That's because selectivity is expected to be more critical to performance than it has been over the past few years. In a potentially overvalued stock market and rising interest-rate environment, the ability to identify the most promising securities could become paramount.

   Even though many equity investors may be tempted to jump aboard the technology bandwagon, we suggest a more prudent course: broad diversification beyond any single asset class, industry, capitalization range or geographic region. We believe that the risks of this investment environment require consideration of a broad range of investments and markets, including bonds. That way, if one market experiences setbacks, one or more of the others may help cushion the effects on your overall portfolio.

   No matter what the financial markets have in store, we resolve to continue working with your financial advisor to keep you apprised of potential risks and opportunities. Providing you with the market information, professionally managed investments and other resources you need to achieve your financial goals is an important part of our enduring commitment to you as The Right Way to Invest.


/s/ JAMES C. SWAIN                                     /s/ BRIDGET A. MACASKILL

James C. Swain                                         Bridget A. Macaskill
March 19, 1999


                3  Oppenheimer Main Street Growth & Income Fund

"THE STOCK MARKET'S FOURTH-QUARTER REBOUND PROVED PARTICULARLY REWARDING FOR THE LARGE HIGH-QUALITY COMPANIES THAT WE FOCUSED ON."

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

HOW DID OPPENHEIMER MAIN STREET GROWTH & INCOME FUND PERFORM DURING THE SIX-MONTH PERIOD THAT ENDED FEBRUARY 28, 1999?

We are very pleased with the Fund's performance over the past six months. We attribute our positive results to two primary factors. First, the large-capitalization, growth-oriented stocks in which the Fund currently focuses its investments continued to lead the market, as they have for the past several years. Second, many of the Fund's largest holdings have ranked among the market's top performers over the past six months.

WHY DID THE FUND'S NAME CHANGE?

As of December 22, 1998, Oppenheimer Main Street Income & Growth Fund became Oppenheimer Main Street Growth & Income Fund. This subtle change better reflects the Fund's current composition and strategic focus, which emphasizes growth. The Fund's investment objective of seeking high total return, which includes capital appreciation in the value of its shares as well as current income did not change.

THE PAST SIX MONTHS INCLUDED BOTH A SHARP MARKET DECLINE AND A REMARKABLE REBOUND. WHAT HAPPENED?

It's true: Major stock market averages were extremely volatile. As we observed in our report to shareholders six months ago, investors reacted negatively last summer to expectations that a potential economic slow-down might adversely affect large companies' earnings growth, so they sold stocks and fled to the relative safety of government bonds.



                4  Oppenheimer Main Street Growth & Income Fund

[PHOTO]
PORTFOLIO MANAGEMENT
TEAM (l to r)
Charles Albers
Nikolaos Monoyios

In October, however, investors' concerns eased when the U.S. Federal Reserve Board and the central banks of several other nations reduced key short-term interest rates in an attempt to stimulate global economic growth. Investors were further encouraged when the International Monetary Fund announced a financial aid package for Brazil and the Japanese government proposed long-awaited reforms for its banking system. With their economic concerns addressed, investors felt more comfortable investing in stocks, so they shifted assets back into the stock market. Several large-cap indexes set new record highs, and technology stocks rallied particularly strongly.

WHY DID THE FUND FARE SO WELL DURING THE THIRD-QUARTER CORRECTION AND FOURTH-QUARTER REBOUND?

After assuming management of the Fund last spring, we made several changes to the portfolio. First, we increased the quality of our holdings by raising the portfolio's average market capitalization and focusing on domestic oriented companies with strong track records.



                5  Oppenheimer Main Street Growth & Income Fund

AVG ANNUAL TOTAL RETURNS
For the Periods Ended 3/31/99(1)

CLASS A

1 year     5 year       10 year
-------------------------------
10.19%     18.04%       22.10%
-------------------------------


CLASS B
                        Since
1 year     5 year       Inception
---------------------------------
11.03%     N/A          20.66%
---------------------------------


CLASS C
                        Since
1 year     5 year       Inception
---------------------------------
15.03%     18.56%       18.20%
---------------------------------


CLASS Y
                        Since
1 year     5 year       Inception
---------------------------------
17.13%     N/A          24.77%
---------------------------------

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Second, we significantly reduced our holdings of foreign companies, as well as our holdings of companies that we believed might be vulnerable to slower economic growth. These changes positioned us well for the correction, which primarily punished the types of stocks we avoided. Subsequently, the fourth-quarter rebound proved particularly rewarding for the large, high-quality companies that we focused on.

    We made these moves partially because our quantitative models gave us strong signals that large-capitalization stocks were likely to generate higher returns than smaller stocks. These computer-generated signals were consistent with our qualitative judgment as portfolio managers. Fundamental analysis convinced us that the market would become more selective as earnings growth slowed, and that investors would favor large, high-quality stocks.

WHAT CHANGES HAVE YOU MADE TO THE PORTFOLIO OVER THE PAST SIX MONTHS?

We have built on the modifications that we began to implement when we came aboard as portfolio managers.

1. Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 5.75%. Class A shares were first publicly offered on 2/3/88. The Fund's maximum sales charge for Class A shares was lower prior to 10/29/93, so actual performance may have been higher. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception on 10/3/94). Class C returns include the contingent deferred sales charge of 1% since inception on 12/1/93. Class Y shares were first publicly offered on 11/1/96 and are offered only to certain institutional investors under special agreement with the Distributor. Class B and C shares are subject to a 0.75% annual asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.




                6  Oppenheimer Main Street Growth & Income Fund

For example, we continued to increase the quality of the stocks in the portfolio by raising our average market capitalization, which was $45 billion in April, $62 billion in August and about $91 billion as of February 28, 1999. In addition, we substantially reduced exposure to financial services companies, which represented just 13% of total assets as of February 28. Within the financial sector, we shifted assets from banks and brokerage firms, which we regarded as vulnerable to economic weakness overseas, to insurance companies and mortgage-related companies that have a domestic orientation.

    We also reduced our holdings of consumer staples stocks, such as food and beverage companies, to approximately 10% of assets. We considered these companies highly valued relative to other sectors, and many of these companies have significant exposure to overseas markets. It was our perception that they might be susceptible to earnings disappointments because of economic difficulties overseas.

    On the other hand, we added substantially to other sectors, including communications services. The telephone industry has become much less regulated, and executives are managing their businesses more assertively.





                7  Oppenheimer Main Street Growth & Income Fund

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

Meanwhile, demand for telecommunications services has grown as consumers and businesses add lines for voice, image and data transmission. We've put greater emphasis on retailers because of their domestic orientation and the benefits of favorable influences in the U.S. economy, including low inflation, lower prices for goods and strong consumer confidence. Finally, we've added to our health care holdings, particularly large pharmaceutical companies that have successfully developed new products.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?

We are cautiously optimistic. On one hand, we believe that the economic fundamentals in the U.S. economy remain strong, which should help support stock prices. On the other hand, we are concerned that the disparity in valuations between large companies and smaller ones has become very wide by historical norm. We're beginning to see evidence that a change in market leadership from large-cap stocks to smaller companies may occur. Accordingly, we are evaluating the forces that are likely to affect both types of stocks.




                8  Oppenheimer Main Street Growth & Income Fund

ASSET ALLOCATION(2)

[PIE CHART]

- Stocks                98.8%
- Cash Equivalents       4.5
- Bonds                    0
- Other Securities       0.7


With that said, however, we are not currently shifting to a smaller average weighted capitalization. Oppenheimer Main Street Growth & Income Fund is designed to be a core equity holding within investors' portfolios, and we believe that large-capitalization stocks are best suited to that role. In our view, quality should be the foundation of virtually every investor's long-term investment portfolio. It's a perspective that helps make OppenheimerFunds The Right Way to Invest.

TOP 5 INDUSTRIES(2)
------------------------------------------
 Healthcare/Drugs                  11.0%
------------------------------------------
 Computer Software/Services         6.8
------------------------------------------
 Computer Hardware                  5.9
------------------------------------------
 Telephone Utilities                5.8
------------------------------------------
 Retail--General                    5.7
------------------------------------------


 TOP TEN STOCK HOLDINGS(2)
------------------------------------------
 Microsoft Corp.                    5.4%
------------------------------------------
 Wal-Mart Stores, Inc.              3.8
------------------------------------------
 IBM Corp.                          2.7
------------------------------------------
 Merck & Co., Inc.                  2.7
------------------------------------------
 Bristol-Myers Squibb Co.           2.5
------------------------------------------
 American Express Co.               2.5
------------------------------------------
 AT&T Corp.                         2.4
------------------------------------------
 Time Warner, Inc.                  2.1
------------------------------------------
 BellSouth Corp.                    1.8
------------------------------------------
 Intel Corp.                        1.8
------------------------------------------

 2. Portfolio is subject to change. Percentages are as of February 28, 1999, and are based on total market value of investments.


                9  Oppenheimer Main Street Growth & Income Fund

FINANCIALS
-------------------------------------------------------------------------------





                10 Oppenheimer Main Street Growth & Income Fund

STATEMENT OF INVESTMENTS February 28, 1999 (Unaudited)

                                                                       MARKET VALUE
                                            SHARES                     SEE NOTE 1
====================================================================================
COMMON STOCKS--92.0%
------------------------------------------------------------------------------------
BASIC MATERIALS--2.3%
------------------------------------------------------------------------------------
CHEMICALS--1.2%
Dexter Corp.                                   300,000                 $  8,325,000
------------------------------------------------------------------------------------
Goodrich (B.F.) Co.                          1,550,000                   52,893,750
------------------------------------------------------------------------------------
IMC Global, Inc.                               800,000                   15,950,000
------------------------------------------------------------------------------------
Lafarge Corp.                                  469,000                   14,949,375
------------------------------------------------------------------------------------
Lone Star Industries, Inc.                     400,000                   13,200,000
------------------------------------------------------------------------------------
Pioneer Hi-Bred International, Inc.            320,000                    7,500,000
------------------------------------------------------------------------------------
Rohm & Haas Co.                                372,000                   11,625,000
------------------------------------------------------------------------------------
Schulman (A.), Inc.                            300,000                    4,950,000
------------------------------------------------------------------------------------
Solutia, Inc.                                1,450,000                   25,828,125
------------------------------------------------------------------------------------
Universal Corp.                                100,000                    2,718,750
------------------------------------------------------------------------------------
Vulcan Materials Co.                           100,000                   13,475,000
                                                                       ------------
                                                                        171,415,000

------------------------------------------------------------------------------------
METALS--0.9%
Armco, Inc.(1)                               1,500,000                    7,500,000
------------------------------------------------------------------------------------
Bethlehem Steel Corp.(1)                     2,500,000                   22,031,250
------------------------------------------------------------------------------------
Cleveland-Cliffs, Inc.                          70,000                    2,594,375
------------------------------------------------------------------------------------
Cyprus Amax Minerals Co.                       900,000                   10,125,000
------------------------------------------------------------------------------------
Inco Ltd.                                      430,000                    5,428,750
------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                  120,000                    3,067,500
------------------------------------------------------------------------------------
Reynolds Metals Co.                            600,000                   25,650,000
------------------------------------------------------------------------------------
Ryerson Tull, Inc.                             505,300                    9,221,725
------------------------------------------------------------------------------------
Titanium Metal Corp.                           300,000                    2,118,750
------------------------------------------------------------------------------------
USX-U.S. Steel Group, Inc.                   1,630,000                   41,259,375
------------------------------------------------------------------------------------
Worthington Industries, Inc.                   250,000                    3,171,875
                                                                         ----------
                                                                        132,168,600

------------------------------------------------------------------------------------
PAPER--0.2%
Louisiana-Pacific Corp.                      1,300,000                   23,887,500
------------------------------------------------------------------------------------
CAPITAL GOODS--5.2%
------------------------------------------------------------------------------------
AEROSPACE/DEFENSE--0.1%
Lockheed Martin Corp.                          500,000                   18,843,750
------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.7%
Emerson Electric Co.                           300,000                   17,231,250
------------------------------------------------------------------------------------
General Electric Co.                         1,834,500                  184,023,281
------------------------------------------------------------------------------------
Honeywell, Inc.                                360,000                   25,177,500
------------------------------------------------------------------------------------
Symbol Technologies, Inc.                      250,000                   13,250,000
                                                                        -----------
                                                                        239,682,031


                11 Oppenheimer Main Street Growth & Income Fund

                                                                       MARKET VALUE
                                              SHARES                   SEE NOTE 1
====================================================================================
INDUSTRIAL SERVICES--0.3%
CDI Corp.(1)                                   130,000                 $  2,941,250
------------------------------------------------------------------------------------
Fluor Corp.                                    600,000                   21,112,500
------------------------------------------------------------------------------------
McDermott International, Inc.                  750,000                   14,953,125
------------------------------------------------------------------------------------
Nielsen Media Research, Inc.(1)                 66,666                    1,308,320
------------------------------------------------------------------------------------
Olsten Corp.                                   300,000                    1,856,250
------------------------------------------------------------------------------------
Republic Services, Inc., Cl. A(1)              428,200                    7,466,737
------------------------------------------------------------------------------------
United Stationers, Inc.(1)                     100,000                    1,831,250
                                                                       ------------
                                                                         51,469,432

------------------------------------------------------------------------------------
MANUFACTURING--3.1%
Aeroquip-Vickers, Inc.                         213,500                   12,089,437
------------------------------------------------------------------------------------
Albany International Corp., Cl. A              180,000                    3,532,500
------------------------------------------------------------------------------------
AlliedSignal, Inc.                             800,000                   33,100,000
------------------------------------------------------------------------------------
American Standard Cos., Inc. (1)               780,000                   26,178,750
------------------------------------------------------------------------------------
Avery-Dennison Corp.                         1,263,500                   67,834,156
------------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. A(1)                 546                   38,820,600
------------------------------------------------------------------------------------
Case Corp.                                   1,100,000                   21,450,000
------------------------------------------------------------------------------------
CNF Transportation, Inc.                       250,000                   10,562,500
------------------------------------------------------------------------------------
Crown Cork & Seal Co., Inc.                  1,000,000                   27,750,000
------------------------------------------------------------------------------------
Cummins Engine Co., Inc.                       401,500                   16,461,500
------------------------------------------------------------------------------------
Flowserve Corp.                                400,000                    6,625,000
------------------------------------------------------------------------------------
Herman Miller, Inc.                            300,000                    5,100,000
------------------------------------------------------------------------------------
Hexcel Corp. (New)(1)                          300,000                    2,531,250
------------------------------------------------------------------------------------
Mark IV Industries, Inc.                       600,000                    9,037,500
------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.           500,000                   37,031,250
------------------------------------------------------------------------------------
Rollins Truck Leasing Co.                      280,000                    2,975,000
------------------------------------------------------------------------------------
Tenneco, Inc. (New)                            700,000                   20,956,250
------------------------------------------------------------------------------------
Timken Co.                                     539,800                    9,547,712
------------------------------------------------------------------------------------
United Technologies Corp.                      560,900                   69,481,487
------------------------------------------------------------------------------------
XTRA Corp.(1)                                  200,000                    7,975,000
------------------------------------------------------------------------------------
Yellow Corp.(1)                                200,000                    3,575,000
                                                                       ------------
                                                                        432,614,892

------------------------------------------------------------------------------------
CONSUMER CYCLICALS--15.0%
------------------------------------------------------------------------------------
AUTOS & HOUSING--1.9%
Arvin Industries, Inc.                          90,000                    3,262,500
------------------------------------------------------------------------------------
Bandag, Inc.                                   100,000                    3,168,750
------------------------------------------------------------------------------------
Centex Construction Products, Inc.             220,000                    7,851,250
------------------------------------------------------------------------------------
Champion Enterprises, Inc.(1)                  600,000                   11,812,500
------------------------------------------------------------------------------------
Fleetwood Enterprises, Inc.                    300,000                    9,731,250
------------------------------------------------------------------------------------
Ford Motor Co.                               2,230,000                  132,266,875
------------------------------------------------------------------------------------
Fortune Brands, Inc.                           320,000                    9,640,000


                12 Oppenheimer Main Street Growth & Income Fund

                                                                       MARKET VALUE
                                              SHARES                   SEE NOTE 1
====================================================================================
AUTOS & HOUSING (CONTINUED)
Furniture Brands International, Inc.(1)        200,000                 $  4,275,000
------------------------------------------------------------------------------------
Hughes Supply, Inc.                             50,000                    1,009,375
------------------------------------------------------------------------------------
Lear Corp.(1)                                  750,000                   26,484,375
------------------------------------------------------------------------------------
Maytag Corp.                                   220,000                   12,333,750
------------------------------------------------------------------------------------
Meritor Automotive, Inc.                       400,000                    6,350,000
------------------------------------------------------------------------------------
NVR, Inc.(1)                                   100,000                    4,300,000
------------------------------------------------------------------------------------
Oakwood Homes Corp.                            500,000                    8,062,500
------------------------------------------------------------------------------------
Owens Corning                                  250,000                    7,953,125
------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                       150,000                    3,825,000
------------------------------------------------------------------------------------
Standard Products Co.                          100,000                    1,500,000
------------------------------------------------------------------------------------
Toll Brothers, Inc.(1)                         200,000                    3,925,000
------------------------------------------------------------------------------------
Tower Automotive, Inc.(1)                      244,500                    4,553,812
------------------------------------------------------------------------------------
Webb (Del E.) Corp.                            117,100                    2,634,750
                                                                        -----------
                                                                        264,939,812

------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--1.5%
Brunswick Corp.                              1,016,100                   21,655,631
------------------------------------------------------------------------------------
Harley-Davidson, Inc.                          200,000                   11,562,500
------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.(1)                550,000                    9,178,125
------------------------------------------------------------------------------------
Hilton Hotels Corp.                          1,100,000                   17,393,750
------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A          2,911,100                  104,799,600
------------------------------------------------------------------------------------
Mirage Resorts, Inc.(1)                      1,200,000                   23,400,000
------------------------------------------------------------------------------------
Park Place Entertainment Corp.(1)            1,100,000                    8,250,000
------------------------------------------------------------------------------------
Prime Hospitality Corp.(1)                   1,200,000                   12,300,000
                                                                         ----------
                                                                        208,539,606

------------------------------------------------------------------------------------
MEDIA--1.5%
CBS Corp.(1)                                 1,400,000                   51,625,000
------------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.                    825,000                   28,256,250
------------------------------------------------------------------------------------
Gannett Co., Inc.                              780,000                   49,530,000
------------------------------------------------------------------------------------
Harland (John H.) Co.                          200,000                    2,687,500
------------------------------------------------------------------------------------
McClatchy Co., Cl. A                           100,000                    3,200,000
------------------------------------------------------------------------------------
New York Times Co., Cl. A                      800,000                   24,800,000
------------------------------------------------------------------------------------
R.H. Donnelley Corp.                           130,000                    1,950,000
------------------------------------------------------------------------------------
Tribune Co.                                    450,000                   29,840,625
------------------------------------------------------------------------------------
USA Networks, Inc.(1)                          600,000                   23,850,000
                                                                        -----------
                                                                        215,739,375

------------------------------------------------------------------------------------
RETAIL: GENERAL--5.7%
Burlington Industries, Inc.(1)                 800,000                    4,950,000
------------------------------------------------------------------------------------
Costco Cos., Inc.(1)                           320,000                   25,700,000
------------------------------------------------------------------------------------
Federated Department Stores, Inc.(1)         1,380,000                   52,526,250



                13 Oppenheimer Main Street Growth & Income Fund

                                                                       MARKET VALUE
                                              SHARES                   SEE NOTE 1
====================================================================================
RETAIL: GENERAL (CONTINUED)
Fruit of the Loom, Inc., Cl. A(1)            1,000,000                 $ 12,687,500
------------------------------------------------------------------------------------
Guilford Mills, Inc.                           100,000                    1,237,500
------------------------------------------------------------------------------------
Jones Apparel Group, Inc.(1)                 1,640,000                   45,817,500
------------------------------------------------------------------------------------
Kellwood Co.                                    50,000                    1,278,125
------------------------------------------------------------------------------------
May Department Stores Co.                      525,000                   31,106,250
------------------------------------------------------------------------------------
Mohawk Industries, Inc.(1)                     300,000                    9,750,000
------------------------------------------------------------------------------------
Nautica Enterprises, Inc.(1)                   838,000                   12,570,000
------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.(1)                     300,000                    5,981,250
------------------------------------------------------------------------------------
Saks, Inc.(1)                                  200,000                    7,187,500
------------------------------------------------------------------------------------
Shaw Industries, Inc.(1)                     1,353,000                   29,681,437
------------------------------------------------------------------------------------
Springs Industries, Inc.                        80,000                    2,660,000
------------------------------------------------------------------------------------
Unifi, Inc.                                    750,000                    9,046,875
------------------------------------------------------------------------------------
VF Corp.                                       160,100                    7,704,812
------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                        6,100,000                  526,887,500
------------------------------------------------------------------------------------
Warnaco Group, Inc. (The), Cl. A             1,150,000                   25,875,000
                                                                        -----------
                                                                        812,647,499

------------------------------------------------------------------------------------
RETAIL: SPECIALTY--4.4%
Abercrombie & Fitch Co., Cl. A(1)              576,500                   43,814,000
------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.(1)             120,000                    8,257,500
------------------------------------------------------------------------------------
American Greetings Corp., Cl. A                102,000                    2,416,125
------------------------------------------------------------------------------------
Best Buy Co., Inc.(1)                          350,000                   32,462,500
------------------------------------------------------------------------------------
Footstar, Inc.(1)                              183,900                    4,689,450
------------------------------------------------------------------------------------
Corporate Express, Inc.(1)                     850,000                    4,568,750
------------------------------------------------------------------------------------
Gap, Inc.                                    2,012,500                  130,183,594
------------------------------------------------------------------------------------
Home Depot, Inc.                             2,900,000                  173,093,750
------------------------------------------------------------------------------------
Linens 'N Things, Inc.(1)                      200,000                    7,200,000
------------------------------------------------------------------------------------
Lowe's Cos., Inc.                              520,000                   30,842,500
------------------------------------------------------------------------------------
Michaels Stores, Inc.(1)                       200,000                    3,425,000
------------------------------------------------------------------------------------
Nine West Group, Inc.(1)                       690,600                   15,495,337
------------------------------------------------------------------------------------
OfficeMax, Inc.(1)                           4,000,000                   31,000,000
------------------------------------------------------------------------------------
Payless ShoeSource, Inc.(1)                    411,800                   22,597,525
------------------------------------------------------------------------------------
Pier 1 Imports, Inc.                         1,000,000                    8,625,000
------------------------------------------------------------------------------------
Reebok International Ltd.(1)                   714,500                   11,521,313
------------------------------------------------------------------------------------
Republic Industries, Inc.(1)                 1,600,000                   19,600,000
------------------------------------------------------------------------------------
Ross Stores, Inc.                              523,700                   23,959,275
------------------------------------------------------------------------------------
Shopko Stores, Inc.                            210,000                    6,615,000
------------------------------------------------------------------------------------
Tandy Corp.                                    250,000                   13,906,250
------------------------------------------------------------------------------------
Venator Group, Inc.(1)                       1,500,000                    7,406,250
------------------------------------------------------------------------------------
Zale Corp.(1)                                  500,000                   16,562,500
                                                                        -----------
                                                                        618,241,619


                14 Oppenheimer Main Street Growth & Income Fund

                                                                       MARKET VALUE
                                              SHARES                   SEE NOTE 1
====================================================================================
CONSUMER STAPLES--9.4%
------------------------------------------------------------------------------------
BEVERAGES--0.7%
Anheuser-Busch Cos., Inc.                    1,233,500                 $ 94,594,031
------------------------------------------------------------------------------------
CONSUMER SERVICES--1.1%
Advo, Inc.(1)                                  120,000                    2,400,000
------------------------------------------------------------------------------------
Avis Rent A Car, Inc.(1)                       750,000                   17,203,125
------------------------------------------------------------------------------------
Budget Group, Inc., Cl. A(1)                 1,000,000                   11,687,500
------------------------------------------------------------------------------------
Central Garden & Pet Co(1)                     840,000                   14,280,000
------------------------------------------------------------------------------------
Dun & Bradstreet Corp. (New)                   500,000                   17,125,000
------------------------------------------------------------------------------------
H&R Block, Inc.                                260,000                   11,797,500
------------------------------------------------------------------------------------
Harte-Hanks, Inc.                              250,000                    6,468,750
------------------------------------------------------------------------------------
Hertz Corp., Cl. A                             150,000                    5,971,875
------------------------------------------------------------------------------------
IMS Health, Inc.                               630,000                   22,365,000
------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.                629,650                   47,105,691
                                                                        -----------
                                                                        156,404,441

------------------------------------------------------------------------------------
ENTERTAINMENT--3.1%
King World Productions, Inc.(1)                110,000                    2,908,125
------------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.(1)         200,000                    1,812,500
------------------------------------------------------------------------------------
McDonald's Corp.                               899,600                   76,466,000
------------------------------------------------------------------------------------
Ryan's Family Steak Houses, Inc.(1)            100,000                    1,137,500
------------------------------------------------------------------------------------
Time Warner, Inc.                            4,510,360                  290,918,220
------------------------------------------------------------------------------------
Viacom, Inc., Cl. B(1)                         750,000                   66,281,250
                                                                        -----------
                                                                        439,523,595

------------------------------------------------------------------------------------
FOOD--0.4%
Agribrands International, Inc.(1)              171,960                    5,330,760
------------------------------------------------------------------------------------
Corn Products International, Inc.              202,400                    4,756,400
------------------------------------------------------------------------------------
Earthgrains Co.                                200,000                    4,912,500
------------------------------------------------------------------------------------
H.J. Heinz Co.                                 425,000                   23,135,938
------------------------------------------------------------------------------------
Sara Lee Corp.                                 900,000                   24,468,750
                                                                         ----------
                                                                         62,604,348

------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS--1.9%
Albertson's, Inc.                              640,000                   36,480,000
------------------------------------------------------------------------------------
CVS Corp.                                    1,796,000                   95,188,000
------------------------------------------------------------------------------------
Kroger Co.(1)                                  340,000                   21,993,750
------------------------------------------------------------------------------------
Safeway, Inc.(1)                               860,100                   49,670,775
------------------------------------------------------------------------------------
Walgreen Co.                                 1,840,000                   58,880,000
                                                                        -----------
                                                                        262,212,525



                15  Oppenheimer Main Street Growth & Income Fund

                                                                       MARKET VALUE
                                              SHARES                   SEE NOTE 1
====================================================================================
HOUSEHOLD GOODS--1.3%
Clorox Co. (The)                               120,000                 $ 14,197,500
------------------------------------------------------------------------------------
Kimberly-Clark Corp.                           680,000                   32,130,000
------------------------------------------------------------------------------------
Procter & Gamble Co.                         1,600,000                  143,200,000
                                                                        -----------
                                                                        189,527,500

------------------------------------------------------------------------------------
TOBACCO--0.9%
Philip Morris Cos., Inc.                     3,375,000                  132,046,875
------------------------------------------------------------------------------------
ENERGY--5.4%
------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS--3.2%
Apache Corp.                                 1,700,000                   33,893,750
------------------------------------------------------------------------------------
Baker Hughes, Inc.                             600,000                   10,800,000
------------------------------------------------------------------------------------
BJ Services Co.(1)                           1,000,000                   14,062,500
------------------------------------------------------------------------------------
Cooper Cameron Corp.(1)                        800,000                   18,500,000
------------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.              1,550,000                   32,065,625
------------------------------------------------------------------------------------
ENSCO International, Inc.                    3,860,000                   34,257,500
------------------------------------------------------------------------------------
Global Marine, Inc.(1)                       6,000,000                   46,500,000
------------------------------------------------------------------------------------
Input/Output, Inc.(1)                        1,000,000                    5,625,000
------------------------------------------------------------------------------------
Nabors Industries, Inc.(1)                   2,400,000                   27,600,000
------------------------------------------------------------------------------------
National-Oilwell, Inc.(1)                      500,000                    4,437,500
------------------------------------------------------------------------------------
Newfield Exploration Co.(1)                    622,700                   10,118,875
------------------------------------------------------------------------------------
Noble Drilling Corp.(1)                      2,600,000                   32,175,000
------------------------------------------------------------------------------------
Paramount Resources Ltd.                       663,600                    5,648,875
------------------------------------------------------------------------------------
Santa Fe International Corp.                 2,001,400                   26,768,725
------------------------------------------------------------------------------------
Seacor Holdings, Inc.(1)                       300,000                   11,812,500
------------------------------------------------------------------------------------
Smith International, Inc.(1)                   600,000                   14,587,500
------------------------------------------------------------------------------------
Tidewater, Inc.                              1,500,000                   28,218,750
------------------------------------------------------------------------------------
Transocean Offshore, Inc.                    4,020,700                   82,926,938
------------------------------------------------------------------------------------
Varco International, Inc.(1)                 1,000,000                    7,750,000
                                                                        -----------
                                                                        447,749,038

------------------------------------------------------------------------------------
OIL: DOMESTIC--1.4%
Ashland, Inc.                                  300,000                   13,350,000
------------------------------------------------------------------------------------
Devon Energy Corp.                             600,000                   14,062,500
------------------------------------------------------------------------------------
Frontier Oil Corp.(1)                        1,086,900                    5,706,225
------------------------------------------------------------------------------------
Kerr-McGee Corp.                               400,000                   11,425,000
------------------------------------------------------------------------------------
Murphy Oil Corp.                               100,000                    3,418,750
------------------------------------------------------------------------------------
Noble Affiliates, Inc.                       1,000,000                   22,625,000
------------------------------------------------------------------------------------
Sunoco, Inc.                                   360,000                   10,957,500



                16 Oppenheimer Main Street Growth & Income Fund

                                                                       MARKET VALUE
                                              SHARES                   SEE NOTE 1
====================================================================================
OIL: DOMESTIC(CONTINUED)
Tesoro Petroleum Corp.(1)                      450,000                 $  3,600,000
------------------------------------------------------------------------------------
Union Pacific Resources Group, Inc.          2,000,000                   17,875,000
------------------------------------------------------------------------------------
Valero Energy Corp.                            999,700                   17,557,231
------------------------------------------------------------------------------------
Vastar Resources, Inc.                       1,839,400                   70,816,900
                                                                         ----------
                                                                        191,394,106

------------------------------------------------------------------------------------
OIL: INTERNATIONAL--0.8%
Anderson Exploration Ltd.(1)                   133,500                    1,078,931
------------------------------------------------------------------------------------
Berkley Petroleum Corp.(1)                   3,116,800                   16,930,714
------------------------------------------------------------------------------------
Canadian 88 Energy Corp.(1)(2)               9,243,300                   25,717,505
------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.(1)           1,250,000                   17,265,079
------------------------------------------------------------------------------------
Chieftain International, Inc.(1)(2)            986,600                    9,981,150
------------------------------------------------------------------------------------
Newport Petroleum Corp.(1)                   2,645,800                    6,485,019
------------------------------------------------------------------------------------
Poco Petroleums Ltd.(1)                      3,000,000                   18,581,697
------------------------------------------------------------------------------------
Rio Alto Exploration Ltd.(1)                   245,000                    2,166,705
------------------------------------------------------------------------------------
Talisman Energy, Inc.(1)                       903,800                   14,189,699
------------------------------------------------------------------------------------
Tri Link Resources Ltd.(1)                     791,000                    3,929,979
                                                                        -----------
                                                                        116,326,478

------------------------------------------------------------------------------------
FINANCIAL--13.0%
------------------------------------------------------------------------------------
BANKS--3.7%
AmSouth Bancorp                                320,000                   15,040,000
------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)               800,000                   27,950,000
------------------------------------------------------------------------------------
Bank One Corp.                               1,485,702                   79,856,483
------------------------------------------------------------------------------------
BB&T Corp.                                     690,000                   26,133,750
------------------------------------------------------------------------------------
Commercial Federal Corp.                       742,750                   16,201,234
------------------------------------------------------------------------------------
First Union Corp.                            1,200,000                   63,975,000
------------------------------------------------------------------------------------
Fleet Financial Group, Inc.                  2,000,000                   85,875,000
------------------------------------------------------------------------------------
Hibernia Corp., Cl. A                          350,000                    5,665,625
------------------------------------------------------------------------------------
National City Corp.                            650,000                   45,418,750
------------------------------------------------------------------------------------
Northern Trust Corp.                           540,000                   48,262,500
------------------------------------------------------------------------------------
Old Kent Financial Corp.                       430,000                   18,866,250
------------------------------------------------------------------------------------
Peoples Heritage Financial Group, Inc.         500,000                    8,500,000
------------------------------------------------------------------------------------
Regions Financial Corp.                        270,000                   10,260,000
------------------------------------------------------------------------------------
TCF Financial Corp.                            630,000                   15,159,375
------------------------------------------------------------------------------------
Wachovia Corp.                                 150,000                   12,759,375
------------------------------------------------------------------------------------
Wells Fargo Co.                              1,000,000                   36,750,000
                                                                         ----------
                                                                        516,673,342



                17  Oppenheimer Main Street Growth & Income Fund

                                                                       MARKET VALUE
                                              SHARES                   SEE NOTE 1
====================================================================================
DIVERSIFIED FINANCIAL--5.0%
AMBAC Financial Group, Inc.                    320,000                $  17,920,000
------------------------------------------------------------------------------------
American Express Co.                         3,158,400                  342,686,400
------------------------------------------------------------------------------------
AMRESCO, Inc.(1)                               700,000                    6,628,125
------------------------------------------------------------------------------------
Associates First Capital Corp., Cl. A        1,154,400                   46,897,500
------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.                        141,750                    6,068,672
------------------------------------------------------------------------------------
Fannie Mae                                   1,606,000                  112,420,000
------------------------------------------------------------------------------------
Financial Security Assurance Holdings Ltd.     294,300                   15,542,719
------------------------------------------------------------------------------------
Freddie Mac                                    850,000                   50,043,750
------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                 790,200                   41,880,600
------------------------------------------------------------------------------------
PaineWebber Group, Inc.                        954,900                   35,689,388
------------------------------------------------------------------------------------
PMI Group, Inc. (The)                          600,000                   25,875,000
------------------------------------------------------------------------------------
Resource Bancshares Mortgage Group, Inc.       300,000                    4,200,000
                                                                        -----------
                                                                        705,852,154

------------------------------------------------------------------------------------
INSURANCE--3.7%
AFLAC, Inc.                                    200,000                    8,825,000
------------------------------------------------------------------------------------
Allmerica Financial Corp.                      702,200                   37,479,925
------------------------------------------------------------------------------------
Allstate Corp.                               3,155,200                  118,320,000
------------------------------------------------------------------------------------
American General Corp.                         384,000                   28,128,000
------------------------------------------------------------------------------------
Amerin Corp.(1)                                100,000                    2,162,500
------------------------------------------------------------------------------------
Arm Financial Group, Inc., Cl. A               340,000                    5,291,250
------------------------------------------------------------------------------------
Chicago Title Corp.                            210,000                    7,363,125
------------------------------------------------------------------------------------
Cigna Corp.                                    554,000                   43,489,000
------------------------------------------------------------------------------------
Conseco, Inc.                                2,023,600                   60,581,525
------------------------------------------------------------------------------------
Enhance Financial Services Group, Inc.         290,000                    6,869,375
------------------------------------------------------------------------------------
Everest Reinsurance Holdings, Inc.             570,000                   18,916,875
------------------------------------------------------------------------------------
Fidelity National Financial, Inc.              530,000                   10,600,000
------------------------------------------------------------------------------------
Fremont General Corp.                          150,000                    2,962,500
------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.        308,000                   16,651,250
------------------------------------------------------------------------------------
Hartford Life, Inc., Cl. A                     430,000                   24,940,000
------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                           97,800                    6,632,063
------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.               90,000                    3,234,375
------------------------------------------------------------------------------------
Lincoln National Corp.                         260,000                   24,618,750
------------------------------------------------------------------------------------
Ohio Casualty Corp.                             75,000                    3,028,125
------------------------------------------------------------------------------------
Old Republic International Corp.             1,000,000                   18,812,500
------------------------------------------------------------------------------------
Orion Capital Corp.                            290,000                    9,588,125
------------------------------------------------------------------------------------
Reliance Group Holdings, Inc.                  200,000                    2,062,500
------------------------------------------------------------------------------------
Safeco Corp.                                 1,000,000                   40,187,500
------------------------------------------------------------------------------------
Stewart Information Services Corp.              85,200                    2,838,225
------------------------------------------------------------------------------------
Transamerica Corp.                             200,000                   14,512,500
                                                                        -----------
                                                                        518,094,988



                18  Oppenheimer Main Street Growth & Income Fund

                                                                       MARKET VALUE
                                              SHARES                   SEE NOTE 1
====================================================================================
SAVINGS & LOANS--0.6%
Dime Bancorp, Inc.                           1,580,000                $  39,105,000
------------------------------------------------------------------------------------
Golden State Bancorp, Inc.(1)                1,180,000                   21,018,750
------------------------------------------------------------------------------------
Greenpoint Financial Corp.                     350,000                   10,740,625
------------------------------------------------------------------------------------
Sovereign Bancorp, Inc.                        400,000                    4,900,000
------------------------------------------------------------------------------------
Washington Federal, Inc.                       330,000                    7,425,000
------------------------------------------------------------------------------------
Webster Financial Corp.                        150,000                    4,584,375
                                                                         ----------
                                                                         87,773,750

------------------------------------------------------------------------------------
HEALTHCARE--12.6%
------------------------------------------------------------------------------------
HEALTHCARE/DRUGS--11.0%
Abbott Laboratories                          4,100,000                  190,393,750
------------------------------------------------------------------------------------
American Home Products Corp.                 2,100,000                  124,950,000
------------------------------------------------------------------------------------
Amgen, Inc.(1)                               1,000,000                  124,875,000
------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                     2,800,000                  352,625,000
------------------------------------------------------------------------------------
Johnson & Johnson                              569,500                   48,621,063
------------------------------------------------------------------------------------
Merck & Co., Inc.                            4,560,000                  372,780,000
------------------------------------------------------------------------------------
Mylan Laboratories, Inc.                       300,000                    8,193,750
------------------------------------------------------------------------------------
Pfizer, Inc.                                   300,000                   39,581,250
------------------------------------------------------------------------------------
Schering-Plough Corp.                        3,921,600                  219,364,500
------------------------------------------------------------------------------------
Warner Lambert Co.                           1,001,500                   69,166,094
                                                                      -------------
                                                                      1,550,550,407


------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES--1.6%
Becton, Dickinson & Co.                        432,400                   14,485,400
------------------------------------------------------------------------------------
Beverly Enterprises, Inc.(1)                 1,700,000                    8,818,750
------------------------------------------------------------------------------------
Biomet, Inc.(1)                                300,000                   11,006,250
------------------------------------------------------------------------------------
Cardinal Health, Inc.                        1,139,325                   82,245,023
------------------------------------------------------------------------------------
Foundation Health Systems, Inc.(1)             689,900                    5,519,200
------------------------------------------------------------------------------------
Genesis Health Ventures, Inc.(1)             1,000,000                    5,500,000
------------------------------------------------------------------------------------
Integrated Health Services, Inc.             1,134,000                    6,733,125
------------------------------------------------------------------------------------
Lincare Holdings, Inc.(1)                      300,000                   10,687,500
------------------------------------------------------------------------------------
Medtronic, Inc.                                767,260                   54,187,738
------------------------------------------------------------------------------------
PhyCor, Inc.(1)                              1,000,000                    5,437,500
------------------------------------------------------------------------------------
Quorum Health Group, Inc.(1)                 1,617,700                   14,963,725
------------------------------------------------------------------------------------
Sun Healthcare Group, Inc.(1)                2,000,000                    2,750,000
------------------------------------------------------------------------------------
VISX, Inc.(1)                                  160,000                    9,880,000
                                                                        -----------
                                                                        232,214,211



                19  Oppenheimer Main Street Growth & Income Fund

                                                                       MARKET VALUE
                                              SHARES                   SEE NOTE 1
====================================================================================
TECHNOLOGY--16.2%
------------------------------------------------------------------------------------
COMPUTER HARDWARE--5.9%
CHS Electronics, Inc.(1)                     1,200,000                 $  8,400,000
------------------------------------------------------------------------------------
Cisco Systems, Inc.(1)                       2,000,000                  195,625,000
------------------------------------------------------------------------------------
International Business Machines Corp.        2,210,000                  375,700,000
------------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A(1)    800,000                   82,550,000
------------------------------------------------------------------------------------
NCR Corp.(1)                                   400,000                   16,375,000
------------------------------------------------------------------------------------
Network Appliance, Inc.(1)                     160,000                    6,720,000
------------------------------------------------------------------------------------
Storage Technology Corp. (New)(1)            1,970,000                   68,580,625
------------------------------------------------------------------------------------
Sun Microsystems, Inc.(1)                      980,000                   95,366,250
                                                                        -----------
                                                                        849,316,875

------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES--6.8%
Automatic Data Processing, Inc.              1,555,800                   61,843,050
------------------------------------------------------------------------------------
BMC Software, Inc.(1)                        2,120,000                   86,655,000
------------------------------------------------------------------------------------
Compuware Corp.(1)                             440,000                   24,612,500
------------------------------------------------------------------------------------
International Network Services(1)               80,000                    4,090,000
------------------------------------------------------------------------------------
J.D. Edwards & Co.(1)                          150,000                    2,371,875
------------------------------------------------------------------------------------
Legato Systems, Inc.(1)                        100,000                    4,925,000
------------------------------------------------------------------------------------
Microsoft Corp.(1)                           5,000,000                  750,625,000
------------------------------------------------------------------------------------
Sabre Group Holdings, Inc.(1)                  300,000                   11,775,000
------------------------------------------------------------------------------------
Sungard Data Systems, Inc.(1)                  562,000                   22,269,250
                                                                        -----------
                                                                        969,166,675

------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.5%
Cable Design Technologies Corp.(1)             300,000                    3,881,250
------------------------------------------------------------------------------------
General Instrument Corp.(1)                    480,000                   14,040,000
------------------------------------------------------------------------------------
Lucent Technologies, Inc.                      500,000                   50,781,250
                                                                         ----------
                                                                         68,702,500

------------------------------------------------------------------------------------
ELECTRONICS--3.0%
Advanced Micro Devices, Inc.(1)              1,750,000                   31,281,250
------------------------------------------------------------------------------------
Arrow Electronics, Inc.(1)                   1,300,000                   18,443,750
------------------------------------------------------------------------------------
Avnet, Inc.                                    230,300                    9,140,031
------------------------------------------------------------------------------------
Grainger (W.W.), Inc.                          885,000                   39,382,500
------------------------------------------------------------------------------------
Intel Corp.                                  2,050,000                  245,871,875
------------------------------------------------------------------------------------
Linear Technology Corp.                        300,000                   13,143,750
------------------------------------------------------------------------------------
LSI Logic Corp.(1)                           1,450,000                   37,609,375
------------------------------------------------------------------------------------
National Semiconductor Corp.(1)              1,700,000                   17,850,000
------------------------------------------------------------------------------------
Tektronix, Inc.                                200,000                    3,900,000
                                                                        -----------
                                                                        416,622,531



                20  Oppenheimer Main Street Growth & Income Fund

                                                                       MARKET VALUE
                                              SHARES                   SEE NOTE 1
------------------------------------------------------------------------------------
PHOTOGRAPHY--0.0%
Ikon Office Solutions, Inc.                    300,000                 $  4,237,500
------------------------------------------------------------------------------------
TELECOMMUNICATIONS--8.8%
------------------------------------------------------------------------------------
TELEPHONE UTILITIES--5.8%
Ameritech Corp.                              3,080,100                  201,361,538
------------------------------------------------------------------------------------
Bell Atlantic Corp.                          2,440,000                  140,147,500
------------------------------------------------------------------------------------
BellSouth Corp.                              5,400,000                  249,750,000
------------------------------------------------------------------------------------
Century Telephone Enterprises, Inc.            460,000                   28,405,000
------------------------------------------------------------------------------------
GTE Corp.                                    2,500,000                  162,187,500
------------------------------------------------------------------------------------
US West, Inc.                                  680,000                   36,252,500
                                                                        -----------
                                                                        818,104,038

------------------------------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY--3.0%
AT&T Corp.                                   3,969,582                  326,001,922
------------------------------------------------------------------------------------
Sprint Corp.                                 1,100,000                   94,393,750
                                                                        -----------
                                                                        420,395,672

------------------------------------------------------------------------------------
TRANSPORTATION--2.0%
------------------------------------------------------------------------------------
AIR TRANSPORTATION--1.6%
Airborne Freight Corp.                       1,000,000                   39,000,000
------------------------------------------------------------------------------------
Alaska Air Group, Inc.(1)                      650,000                   32,946,875
------------------------------------------------------------------------------------
AMR Corp.(1)                                   472,000                   26,166,500
------------------------------------------------------------------------------------
ASA Holdings, Inc.                             100,000                    3,356,250
------------------------------------------------------------------------------------
Comair Holdings, Inc.                          150,000                    5,643,750
------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B(1)         1,358,478                   47,037,301
------------------------------------------------------------------------------------
Delta Air Lines, Inc.                          700,000                   42,568,750
------------------------------------------------------------------------------------
UAL Corp.(1)                                   200,000                   11,950,000
------------------------------------------------------------------------------------
US Airways Group, Inc.(1)                      512,000                   24,256,000
                                                                        -----------
                                                                        232,925,426

------------------------------------------------------------------------------------
RAILROADS & TRUCKERS--0.4%
Burlington Northern Santa Fe Corp.             690,000                   22,856,250
------------------------------------------------------------------------------------
Union Pacific Corp.                            600,000                   28,125,000
                                                                         ----------
                                                                         50,981,250

------------------------------------------------------------------------------------
UTILITIES--2.1%
------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.1%
Allegheny Energy, Inc.                         600,000                   17,812,500
------------------------------------------------------------------------------------
BEC Energy                                     150,000                    5,465,625
------------------------------------------------------------------------------------
Calpine Corp.(1)                                50,000                    1,637,500
------------------------------------------------------------------------------------
Conectiv, Inc.                                 150,000                    3,178,125
------------------------------------------------------------------------------------
Consolidated Edison Co. of New York, Inc.      300,000                   14,025,000
------------------------------------------------------------------------------------
DTE Energy Co.                                 180,000                    7,110,000




                21  Oppenheimer Main Street Growth & Income Fund

                                                                       MARKET VALUE
                                              SHARES                   SEE NOTE 1
------------------------------------------------------------------------------------
ELECTRIC UTILITIES(CONTINUED)
Energy East Corp.                              500,000              $    26,812,500
------------------------------------------------------------------------------------
Florida Progress Corp.                         700,000                   28,087,500
------------------------------------------------------------------------------------
FPL Group, Inc.                                608,000                   31,274,000
------------------------------------------------------------------------------------
IPALCO Enterprises, Inc.                       204,100                    9,784,044
------------------------------------------------------------------------------------
New England Electric System                    340,000                   16,553,750
------------------------------------------------------------------------------------
Northeast Utilities Co.(1)                     200,000                    2,987,500
------------------------------------------------------------------------------------
OGE Energy Corp.                               400,000                    9,550,000
------------------------------------------------------------------------------------
Peco Energy Co.                                515,000                   18,250,313
------------------------------------------------------------------------------------
PG&E Corp.                                   1,600,000                   50,400,000
------------------------------------------------------------------------------------
Pinnacle West Capital Corp.                    120,000                    4,335,000
------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.          900,000                   34,200,000
------------------------------------------------------------------------------------
SCANA Corp.                                    400,000                    9,400,000
------------------------------------------------------------------------------------
TNP Enterprises, Inc.                           90,000                    2,632,500
                                                                        -----------
                                                                        293,495,857
                                                                     --------------
Total Common Stocks (Cost $9,848,933,137)                            13,017,679,229

=========================================================================================
OTHER SECURITIES--0.7%
-----------------------------------------------------------------------------------------
Houston Industries, Inc., 7% Automatic Common Exchange
Securities for Time Warner, Inc. Common Stock                   703,000      76,978,500
-----------------------------------------------------------------------------------------
Tesoro Petroleum Corp., 7.25% Cum. Cv. Premium Income
Equity Securities, Non-Vtg.                                   1,100,000      10,862,500
-----------------------------------------------------------------------------------------
Union Pacific Capital Trust, 6.25% Cum. Term Income
Deferrable Equity Securities, Non-Vtg.                          350,300      16,551,675
                                                                            -----------
Total Other Securities (Cost $67,340,313)                                   104,392,675

                                                              UNITS
=========================================================================================
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------
American Satellite Network, Inc. Wts., Exp. 6/99                 18,750              --
-----------------------------------------------------------------------------------------
Iwerks Entertainment, Inc. Wts., Exp. 7/99                       16,400              --

                                                                               ---------
Total Rights, Warrants and Certificates (Cost $0)                                    --

                                                              FACE
                                                              AMOUNT
=========================================================================================
U.S. GOVERNMENT OBLIGATIONS--1.0%
-----------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.50%, 11/15/26                        $57,950,000      63,600,125
-----------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.625%, 2/15/27                         64,300,000      71,714,626
                                                                            -----------
Total U.S. Government Obligations (Cost $118,504,609)                       135,314,751



                22  Oppenheimer Main Street Growth & Income Fund

                                                                                   FACE             MARKET VALUE
                                                                                   AMOUNT           SEE NOTE 1
================================================================================================================
SHORT-TERM NOTES--3.5%(4)
----------------------------------------------------------------------------------------------------------------
CIESCO, LP, 4.82%, 3/11/99                                                       $ 25,000,000     $   24,966,528
----------------------------------------------------------------------------------------------------------------
CIT Group Holdings, Inc., 4.81%, 3/1/99                                            50,000,000         50,000,000
----------------------------------------------------------------------------------------------------------------
Equilon Enterprises LLC, 4.82%, 3/18/99                                            50,000,000         49,886,194
----------------------------------------------------------------------------------------------------------------
Equilon Enterprises LLC, 4.86%, 4/6/99                                             40,000,000         39,805,600
----------------------------------------------------------------------------------------------------------------
General Electric Capital Services, 4.81%, 3/2/99                                   50,000,000         49,993,319
----------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 4.84%, 3/8/99                                     50,000,000         49,952,944
----------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 4.87%, 3/1/99                                    100,000,000        100,000,000
----------------------------------------------------------------------------------------------------------------
Homeside Lending, Inc., 4.84%, 3/22/99                                             14,000,000         13,960,473
----------------------------------------------------------------------------------------------------------------
Household Finance Corp., 4.85%, 4/1/99                                             50,000,000         49,791,181
----------------------------------------------------------------------------------------------------------------
Motiva Enterprises LLC, 4.82%, 3/25/99                                             19,500,000         19,437,340
----------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc., 4.88%, 4/9/99                                 50,000,000         49,735,667
                                                                                                  --------------
Total Short-Term Notes (Cost $497,529,246)                                                           497,529,246

================================================================================================================
REPURCHASE AGREEMENTS--0.9%
----------------------------------------------------------------------------------------------------------------
Repurchase agreement with First Chicago Capital Markets, 4.73%, dated 2/26/99, to be repurchased at $125,149,310 on 3/1/99,
collateralized by U.S. Treasury Nts., 5.375%-7.875%, 6/30/99-2/15/07,
with a value of $128,415,607 (Cost $125,100,000)                                  125,100,000        125,100,000
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $10,657,407,305)                                       98.1%    13,880,015,901
----------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                           1.9        265,413,676
                                                                                  -----------    ---------------
NET ASSETS                                                                              100.0%   $14,145,429,577
                                                                                  ===========    ===============

1. Non-income producing security.

2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 1999. The aggregate fair value of securities of affiliated companies held by the Fund as of February 28, 1999, amounts to $35,698,655. Transactions during the period in which the issuer was an affiliate are as follows:

                                          SHARES              GROSS              GROSS         SHARES
                                          AUGUST 31, 1998     ADDITIONS          REDUCTIONS    FEBRUARY 28, 1999
----------------------------------------------------------------------------------------------------------------
Canadian 88 Energy Corp.(3)                2,421,900           6,821,400          --                   9,243,300
----------------------------------------------------------------------------------------------------------------
Chieftain International, Inc.(3)             190,200             796,400          --                     986,600

3. Not an affiliate as of August 31, 1998.

4. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

See accompanying Notes to Financial Statements.

               23   Oppenheimer Main Street Growth & Income Fund

STATEMENT OF ASSETS AND LIABILITIES February 28, 1999 (Unaudited)

================================================================================================================
ASSETS
Investments, at value (cost $10,657,407,305)--see accompanying statement                         $13,880,015,901
----------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                     232,036,392
Shares of capital stock sold                                                                          51,094,201
Interest and dividends                                                                                12,987,468
Other                                                                                                    207,461
                                                                                                 ---------------
Total assets                                                                                      14,176,341,423
================================================================================================================
LIABILITIES

Bank overdraft                                                                                         1,457,556
----------------------------------------------------------------------------------------------------------------
Unrealized depreciation on forward foreign currency
exchange contracts--Note 5                                                                                17,526
----------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                                                      15,320,126
Investments purchased                                                                                  7,011,064
Distribution and service plan fees                                                                     5,658,722
Shareholder reports                                                                                      770,593
Custodian fees                                                                                           109,162
Directors' compensation                                                                                   18,789
Other                                                                                                    548,308
                                                                                                 ---------------
Total liabilities                                                                                     30,911,846

================================================================================================================
NET ASSETS                                                                                       $14,145,429,577
                                                                                                 ===============

================================================================================================================
COMPOSITION OF NET ASSETS
Par value of shares of capital stock                                                             $     3,609,104
----------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                        10,183,920,884
----------------------------------------------------------------------------------------------------------------
Overdistributed net investment income                                                                 (1,624,329)
----------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                                             736,910,921
----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                           3,222,612,997
                                                                                                 ---------------
Net assets                                                                                       $14,145,429,577
                                                                                                 ===============


               24   Oppenheimer Main Street Growth & Income Fund

================================================================================================================
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$6,648,522,327 and 168,921,844 shares of capital stock outstanding)                                       $39.36
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                               $41.76

----------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $5,839,784,859 and 149,563,440 shares of capital stock outstanding)                                    $39.05

----------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $1,561,878,688 and 40,008,621 shares of capital stock outstanding)                                     $39.04

----------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $95,243,703 and 2,416,473 shares of capital stock outstanding)                              $39.41

See accompanying Notes to Financial Statements.


               25   Oppenheimer Main Street Growth & Income Fund

STATEMENT OF OPERATIONS For the Six Months Ended February 28, 1999 (Unaudited)

================================================================================================================
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $2,776)                                            $   68,688,581
----------------------------------------------------------------------------------------------------------------
Interest                                                                                              20,378,685
                                                                                                  --------------
Total income                                                                                          89,067,266
================================================================================================================
EXPENSES
Management fees--Note 4                                                                               28,385,959
----------------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                                                7,289,720
Class B                                                                                               25,397,444
Class C                                                                                                6,831,146
----------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4:
Class A                                                                                                3,850,326
Class B                                                                                                3,310,636
Class C                                                                                                  894,115
Class Y                                                                                                   71,824
----------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                    1,457,407
----------------------------------------------------------------------------------------------------------------
Registration and filing fees:
Class A                                                                                                  236,797
Class B                                                                                                  223,144
Class C                                                                                                  101,334
Class Y                                                                                                    8,851
----------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                              221,093
----------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                               72,533
----------------------------------------------------------------------------------------------------------------
Directors' compensation                                                                                   62,056
----------------------------------------------------------------------------------------------------------------
Insurance expenses                                                                                        23,658
----------------------------------------------------------------------------------------------------------------
Other                                                                                                    408,512
                                                                                                  --------------
Total expenses                                                                                        78,846,555
Less expenses paid indirectly--Note 4                                                                    (37,772)
                                                                                                  --------------
Net expenses                                                                                          78,808,783

================================================================================================================
NET INVESTMENT INCOME                                                                                 10,258,483

================================================================================================================
REALIZED AND UNREALIZED GAIN
Net realized gain on:
Investments                                                                                          742,679,336
Foreign currency transactions                                                                          2,884,725
                                                                                                  --------------
Net realized gain                                                                                    745,564,061

----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                                        2,049,382,576
Translation of assets and liabilities denominated in foreign currencies                                1,309,221
                                                                                                  --------------
Net change                                                                                         2,050,691,797
                                                                                                  --------------
Net realized and unrealized gain                                                                   2,796,255,858

================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $2,806,514,341
                                                                                                  ==============

See accompanying Notes to Financial Statements.

               26   Oppenheimer Main Street Growth & Income Fund

STATEMENTS OF CHANGES IN NET ASSETS


                                                                             SIX MONTHS ENDED
                                                                             FEBRUARY 28, 1999   YEAR ENDED
                                                                             (UNAUDITED)         AUGUST 31, 1998
================================================================================================================
OPERATIONS
Net investment income                                                        $    10,258,483     $    46,924,022
----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                745,564,061         764,056,008
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                          2,050,691,797        (651,255,521)
                                                                               -------------         ------------
Net increase in net assets resulting from operations                           2,806,514,341         159,724,509

================================================================================================================
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                          (19,091,370)        (45,226,904)
Class B                                                                                  ---          (8,782,796)
Class C                                                                                  ---          (2,469,141)
Class Y                                                                             (279,229)           (333,013)
----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                         (234,001,458)       (337,281,891)
Class B                                                                         (203,345,437)       (260,785,205)
Class C                                                                          (54,987,189)        (77,385,259)
Class Y                                                                           (3,019,461)         (1,708,194)

================================================================================================================
CAPITAL STOCK TRANSACTIONS
Net increase in net assets resulting from capital stock transactions--Note 2:
Class A                                                                          620,359,510         728,868,147
Class B                                                                          741,044,780       1,112,912,778
Class C                                                                          163,929,284         178,104,386
Class Y                                                                           29,235,895          41,849,349
================================================================================================================
NET ASSETS

Total increase                                                                 3,846,359,666       1,487,486,766
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                           10,299,069,911       8,811,583,145
                                                                              --------------       -------------
End of period [including undistributed (overdistributed) net
investment income of $(1,624,329) and $7,487,787, respectively]              $14,145,429,577     $10,299,069,911
                                                                             ===============     ===============

See accompanying Notes to Financial Statements.

              27    Oppenheimer Main Street Growth & Income Fund

FINANCIAL HIGHLIGHTS

                                              CLASS A
                                              -------------------------------------------------------------------
                                              SIX MONTHS ENDED                                           YEAR
                                              FEBRUARY 28,                                               ENDED
                                              1999             YEAR ENDED AUGUST 31,                     JUNE 30,
                                              (UNAUDITED)      1998           1997          1996(3)      1996
=================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period           $32.32         $33.87         $27.95         $28.89        $24.07
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .10            .29            .39            .07           .40
Net realized and unrealized gain (loss)          8.56            .99           7.91          (1.01)         4.93
                                               ------         ------         ------         ------        -------
Total income (loss) from
investment operations                            8.66           1.28           8.30           (.94)         5.33

-----------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income             (.12)          (.33)          (.40)            --          (.43)
Distributions from net realized gain            (1.50)         (2.50)         (1.98)            --          (.08)
Distributions in excess of gains                   --             --             --             --            --
                                               ------         ------         ------         ------        -------
Total dividends and distributions
to shareholders                                 (1.62)         (2.83)         (2.38)            --          (.51)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $39.36         $32.32         $33.87         $27.95        $28.89
                                               ======         ======         ======         ======        =======

=================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(5)             27.12%          3.68%         31.09%          3.25%        22.26%

=================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                  $6,649         $4,933         $4,457         $3,143        $3,147
-----------------------------------------------------------------------------------------------------------------
Average net assets (in millions)               $5,964         $5,184         $3,857         $3,090        $2,516
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                            0.56%(6)       0.83%          1.29%          1.57%(6)      1.55%
Expenses(7)                                      0.87%(6)       0.90%          0.94%          0.98%(6)      0.99%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                         34%            81%            62%            18%           93%

1. For the period from November 1, 1996 (inception of offering) to August 31, 1997.

2. For the period from December 1, 1993 (inception of offering) to June 30,
1994.

3. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.

4. For the period from October 3, 1994 (inception of offering) to June 30, 1995.

5. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

                28   Oppenheimer Main Street Growth & Income Fund

                              CLASS B
---------------------         ---------------------------------------------------------------------------------
                              SIX MONTHS
                              ENDED
                              FEBRUARY 28,
                              1999          YEAR ENDED AUGUST 31,                          YEAR ENDED JUNE 30,
1995            1994          (UNAUDITED)   1998          1997             1996(3)       1996           1995(4)
===============================================================================================================

$20.40          $19.88         $32.07        $33.66         $27.79         $28.77         $24.00        $21.49
---------------------------------------------------------------------------------------------------------------

   .47             .37           (.03)          .04            .17            .04            .23           .25
  3.66            2.50           8.51           .96           7.86          (1.02)          4.87          2.54
------          ------         ------        ------         ------         ------         ------         ------

  4.13            2.87           8.48          1.00           8.03           (.98)          5.10          2.79

---------------------------------------------------------------------------------------------------------------

  (.46)           (.36)            --          (.09)          (.18)            --           (.25)         (.28)
    --              --          (1.50)        (2.50)         (1.98)            --           (.08)           --
    --           (1.99)            --            --             --             --             --            --
------          ------         ------        ------         ------         ------         ------        ------

  (.46)          (2.35)         (1.50)        (2.59)         (2.16)            --           (.33)         (.28)
---------------------------------------------------------------------------------------------------------------
$24.07          $20.40         $39.05        $32.07         $33.66         $27.79         $28.77        $24.00
======          ======         ======        ======         ======         ======         ======        ======

===============================================================================================================
 20.52%          14.34%         26.69%         2.86%         30.12%         (3.41)%        21.34%        13.41%

===============================================================================================================



$1,924            $740         $5,840        $4,168         $3,308         $1,909         $1,800          $628
---------------------------------------------------------------------------------------------------------------
$1,319            $270         $5,139        $4,123         $2,642         $1,818         $1,155          $249
---------------------------------------------------------------------------------------------------------------

  2.31%           2.46%         (0.20)%(6)     0.06%          0.53%          0.82%(6)       0.74%         1.25%(6)
  1.07%           1.28%          1.63%(6)      1.66%          1.69%          1.74%(6)       1.76%        21.89%(6)
---------------------------------------------------------------------------------------------------------------
   101%            199%            34%           81%            62%            18%            93%          101%

6. Annualized.

7. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expenses have not been adjusted.

8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 28, 1999, were $4,808,767,094 and $4,098,868,725, respectively.


                29   Oppenheimer Main Street Growth & Income Fund

                                            CLASS C
                                            -------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                            FEBRUARY 28,         YEAR ENDED AUGUST 31,
                                            1999 (UNAUDITED)     1998                1997                1996(3)
================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period          $32.07              $33.64              $27.78              $28.75
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                           (.03)                .03                 .16                 .04
Net realized and unrealized gain (loss)         8.50                 .98                7.85               (1.01)
                                              ------              ------              ------              ------
Total income (loss) from
investment operations                           8.47                1.01                8.01                (.97)
----------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income              --                (.08)               (.17)                 --
Distributions from net realized gain           (1.50)              (2.50)              (1.98)                 --
Distributions in excess of gains                  --                  --                  --                  --
                                              ------              ------              ------              ------
Total dividends and distributions
to shareholders                                (1.50)              (2.58)              (2.15)                 --
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $39.04              $32.07              $33.64              $27.78
                                              ======              ======              ======              ======

================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(5)            26.66%               2.91%              30.07%              (3.37)%

================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                 $1,562              $1,145              $1,030                $744
----------------------------------------------------------------------------------------------------------------
Average net assets (in millions)              $1,390              $1,184              $  904                $730
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                          (0.20)%(6)           0.07%               0.54%               0.82%(6)
Expenses                                        1.63%(6)            1.65%               1.69%               1.73%(6)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                        34%                 81%                 62%                 18%

1. For the period from November 1, 1996 (inception of offering) to August 31, 1997.

2. For the period from December 1, 1993 (inception of offering) to June 30,
1994.

3. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.

4. For the period from October 3, 1994 (inception of offering) to June 30, 1995.

5. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


                30   Oppenheimer Main Street Growth & Income Fund

                                                 CLASS Y
------------------------------------             -----------------------------------------------
                                                 SIX MONTHS ENDED
YEAR ENDED JUNE 30,                              FEBRUARY 28,         YEAR ENDED AUGUST 31,
1996           1995          1994(2)             1999 (UNAUDITED)     1998               1997(1)
================================================================================================

$23.97        $20.33         $20.76               $32.38               $33.94             $29.55
------------------------------------------------------------------------------------------------

   .21           .33            .13                  .12                  .38                .41
  4.88          3.62           (.42)                8.56                  .97               6.30
------        ------         ------               ------               ------             ------

  5.09          3.95           (.29)                8.68                 1.35               6.71
------------------------------------------------------------------------------------------------

  (.23)         (.31)          (.14)                (.15)                (.41)              (.34)
  (.08)           --             --                (1.50)               (2.50)             (1.98)
    --            --             --                   --                   --                 --
-------       ------         ------               ------               ------             ------

  (.31)         (.31)          (.14)               (1.65)               (2.91)             (2.32)
------------------------------------------------------------------------------------------------
$28.75        $23.97         $20.33               $39.41               $32.38             $33.94
======        ======         ======               ======               ======             ======

================================================================================================
 21.35%        19.63%         (1.44)%              27.15%                3.88%             23.98%

================================================================================================


  $741          $462           $170                  $95                  $53                $16
------------------------------------------------------------------------------------------------
  $588          $325           $ 72                  $76                  $37                $ 5
------------------------------------------------------------------------------------------------

  0.80%         1.57%          1.86%(6)             0.58%(6)             1.02%              1.58%(6)
  1.74%         1.82%          2.11%(6)             0.83%(6)             0.67%              0.65%(6)
------------------------------------------------------------------------------------------------
    93%          101%           199%                  34%                  81%                62%

6. Annualized.

7. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expenses have not been adjusted.

8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 28, 1999, were $4,808,767,094 and $4,098,868,725, respectively.

See accompanying Notes to Financial Statements.


                31 Oppenheimer Main Street Growth & Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Growth & Income Fund (the Fund) is a separate series of Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund operated under the name Oppenheimer Main Street Income & Growth Fund through December 21, 1998. The Fund's investment objective is to seek high total return, which includes current income and capital appreciation in the value of its shares. It invests in equity and debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge, except for purchases greater than $1 million. Class A, Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign markets on a daily basis as provided by a reliable bank or dealer.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.


                32 Oppenheimer Main Street Growth & Income Fund

================================================================================
The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

                33 Oppenheimer Main Street Growth & Income Fund

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. CAPITAL STOCK

The Fund has authorized 840 million shares of $.01 par value capital stock (400 million for Class A, 300 million for Class B, 100 million for Class C and 40 million for Class Y). Transactions in shares of capital stock were as follows:

                                        SIX MONTHS ENDED FEBRUARY 28, 1999      YEAR ENDED AUGUST 31, 1998
                                        ----------------------------------      --------------------------------
                                        SHARES           AMOUNT                 SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------
Class A:
Sold                                      24,821,750       $ 937,564,514          36,063,568      $1,301,502,710
Dividends and
distributions reinvested                   6,476,784         240,778,246          11,155,518         367,256,659
Redeemed                                 (15,021,696)       (557,983,250)        (26,184,202)       (939,891,222)
                                         -----------       -------------         -----------      --------------
Net increase                              16,276,838       $ 620,359,510          21,034,884      $  728,868,147
                                         ===========       =============         ===========      ==============


----------------------------------------------------------------------------------------------------------------
Class B:
Sold                                      23,923,647       $ 899,278,208          37,520,500      $1,345,971,561
Dividends and
distributions reinvested                   5,185,612         192,644,022           7,843,422         255,472,251
Redeemed                                  (9,512,486)       (350,877,450)        (13,683,243)       (488,531,034)
                                         -----------       -------------         -----------      --------------
Net increase                              19,596,773       $ 741,044,780          31,680,679      $1,112,912,778
                                         ===========       =============         ===========      ==============

----------------------------------------------------------------------------------------------------------------
Class C:
Sold                                       6,216,763       $ 233,962,281           8,806,101      $  317,722,662
Dividends and
distributions reinvested                   1,399,471          51,976,362           2,313,726          75,333,277
Redeemed                                  (3,303,340)       (122,009,359)         (6,042,849)       (214,951,553)
                                         -----------       -------------         -----------      --------------
Net increase                               4,312,894       $ 163,929,284           5,076,978      $  178,104,386
                                         ===========       =============         ===========      ==============

----------------------------------------------------------------------------------------------------------------
Class Y:
Sold                                         998,265       $  37,577,241           1,573,594      $   56,981,398
Dividends and
distributions reinvested                      88,649           3,298,690              61,592           2,041,207
Redeemed                                    (309,232)        (11,640,036)           (475,241)        (17,173,256)
                                         -----------       -------------         -----------      --------------
Net increase                                 777,682       $  29,235,895           1,159,945      $   41,849,349
                                         ===========       =============         ===========      ==============





                          34  Oppenheimer Main Street Growth & Income Fund

===============================================================================
3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS

As of February 28, 1999, net unrealized appreciation on investments of $3,222,608,596 was composed of gross appreciation of $3,694,945,709, and gross depreciation of $472,337,113.

===============================================================================
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.65% of the first $200 million of average annual net assets of the Fund, 0.60% of the next $150 million, 0.55% of the next $150 million and 0.45% of average annual net assets in excess of $500 million. The Fund's management fee for the six months ended February 28, 1999 was 0.46% of average annual net assets for each class of shares.

                    For the six months ended February 28, 1999, commissions (sales charges paid by investors) on sales of Class A shares totaled $14,680,151, of which $3,822,597 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class A, Class B and Class C shares totaled $715,250, $24,555,180 and $1,711,263, respectively. Amounts paid to an affiliated broker/dealer for Class B and Class C shares were $1,300,534 and $39,024, respectively. During the six months ended February 28, 1999, OFDI received contingent deferred sales charges of $25,925, $4,812,035 and $156,696, respectively, upon redemption of Class A, Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

                    OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

                    Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

                    The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended February 28, 1999, OFDI paid $370,246 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.



                35  Oppenheimer Main Street Growth & Income Fund

================================================================================
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES(CONTINUED)

The Fund has adopted Distribution and Service Plans for Class B and Class C shares to reimburse OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to reimburse dealers for providing personal services for accounts that hold Class B and Class C shares. Each fee is computed on the average annual net assets of Class B or Class C shares, determined as of the close of each regular business day. During the six months ended February 28, 1999, OFDI paid $121,616 and $107,801, respectively, to an affiliated broker/dealer as reimbursement for Class B and Class C personal service and maintenance expenses and retained $20,580,797 and $4,035,037, respectively, as reimbursement for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of February 28, 1999, OFDI had incurred excess distribution and servicing costs of $119,999,835 for Class B and $12,000,712 for Class C.

================================================================================
5. FORWARD CONTRACTS

A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.

                    The Fund uses forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

                    Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.

                    Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

                    Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.


                36  Oppenheimer Main Street Growth & Income Fund

=================================================================================================================
As of February 28, 1999, the Fund had outstanding forward contracts as follows:


                                                             CONTRACT            VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION                     EXPIRATION DATES    AMOUNT (000S)       FEBRUARY 28, 1999   DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
---------------------
Canadian Dollar (CAD)                    3/1/99 - 3/2/99     5,212 CAD           $3,452,444             $17,526

=================================================================================================================

6. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

                    The Fund had no borrowings outstanding during the six months ended February 28, 1999.



                37  Oppenheimer Main Street Growth & Income Fund

OPPENHEIMER MAIN STREET GROWTH & INCOME FUND
A Series of Oppenheimer Main Street Funds, Inc.
================================================================================
OFFICERS AND DIRECTORS      James C. Swain, Chairman and Chief Executive Officer
                            Bridget A. Macaskill, Director and President
                            Robert G. Avis, Director
                            William A. Baker, Director
                            Charles Conrad, Jr., Director
                            Jon S. Fossel, Director
                            Sam Freedman, Director
                            Raymond J. Kalinowski, Director
                            C. Howard Kast, Director
                            Robert M. Kirchner, Director
                            Ned M. Steel, Director
                            George C. Bowen, Director, Vice President,
                              Treasurer and Assistant Secretary
                            Andrew J. Donohue, Vice President and Secretary
                            Charles Albers, Vice President
                            Nikolaos D. Monoyios, Vice President
                            Robert J. Bishop, Assistant Treasurer
                            Scott T. Farrar, Assistant Treasurer
                            Robert G. Zack, Assistant Secretary

================================================================================
INVESTMENT ADVISOR          OppenheimerFunds, Inc.

================================================================================
DISTRIBUTOR                 OppenheimerFunds Distributor, Inc.

================================================================================
TRANSFER AND SHAREHOLDER    OppenheimerFunds Services
SERVICING AGENT

================================================================================
CUSTODIAN OF                The Bank of New York
PORTFOLIO SECURITIES

================================================================================
INDEPENDENT AUDITORS        Deloitte & Touche LLP

================================================================================
LEGAL COUNSEL               Myer, Swanson, Adams & Wolf, P.C.

                            The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors. This is a copy of a report to shareholders of Oppenheimer Main Street Growth & Income Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Main Street Growth & Income Fund. For material information concerning the Fund, see the Prospectus. Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


                   38 Oppenheimer Main Street Growth & Income Fund

OPPENHEIMERFUNDS FAMILY

========================================================================================================
REAL ASSET FUNDS
--------------------------------------------------------------------------------------------------------
Real Asset Fund                      Gold & Special Minerals Fund

========================================================================================================
GLOBAL STOCK FUNDS
--------------------------------------------------------------------------------------------------------
Developing Markets Fund              International Growth Fund             Global Growth & Income Fund
International Small                  Global Fund                           Europe Fund
Company Fund                         Quest Global Value Fund

========================================================================================================
STOCK FUNDS
--------------------------------------------------------------------------------------------------------
Enterprise Fund                      MidCap Fund                           Growth Fund
Discovery Fund                       Capital Appreciation Fund             Large Cap Growth Fund
Quest Small Cap Value Fund           Quest Capital Value Fund              Disciplined Value Fund
                                                                           Quest Value Fund

========================================================================================================
STOCK & BOND FUNDS
--------------------------------------------------------------------------------------------------------
Main Street Growth &                 Total Return Fund                     Multiple Strategies Fund
Income Fund(1)                       Quest Balanced                        Disciplined Allocation Fund
Quest Opportunity                    Value Fund                            Convertible Securities Fund
Value Fund                           Capital Income Fund(2)

========================================================================================================
TAXABLE BOND FUNDS
--------------------------------------------------------------------------------------------------------
International Bond Fund              Champion Income Fund                  U.S. Government Trust
World Bond Fund                      Strategic Income Fund                 Limited-Term Government Fund
High Yield Fund                      Bond Fund

========================================================================================================
MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------------------------------
California Municipal Fund(3)         Pennsylvania Municipal Fund(3)        Rochester Division:
Florida Municipal Fund(3)            Municipal Bond Fund                   Rochester Fund Municipals
New Jersey Municipal Fund(3)         Insured Municipal Fund                Limited Term New York
New York Municipal Fund(3)           Intermediate Municipal Fund           Municipal Fund

========================================================================================================
MONEY MARKET FUNDS(4)
--------------------------------------------------------------------------------------------------------
Money Market Fund                    Cash Reserves


1. On 12/22/98, the Fund's name was changed from "Main Street Income & Growth Fund."

2. On 4/1/99, the Fund's name was changed from "Equity Income Fund."

3. Available only to investors in certain states.

4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds. Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

(C) Copyright 1999 OppenheimerFunds, Inc. All rights reserved.


                39  Oppenheimer Main Street Growth & Income Fund

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--------------------------------------------------------------------------------

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    And when you need help, our Customer Service Representatives are only a
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    You can count on us whenever you need assistance. That's why the
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[OPPENHEIMERFUNDS LOGO]

RS0700.001.0299 April 29, 1999